Income Taxes - Components of the Provision for Federal and State Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Currently payable
Federal	$ 32,817	$ 33,931	$ 34,435
Deferred
Federal	(250)	2,528	(1,932)
Total	$ 32,567	$ 36,459	$ 32,503